SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Basis of consolidation

The accompanying consolidated financial statements include the financial statements of China Liberal, Yi Xin BVI, Boya Hong Kong and China Liberal Beijing. All inter-company balances and transactions are eliminated upon consolidation.

Non-controlling interest and accounting for changes in ownership

Non-controlling interests represented five minority shareholders’ aggregate 8.8228% ownership interest in China Liberal Beijing as of December 31, 2018. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of income and comprehensive income as an allocation of the total income for the year between non-controlling interest holders and the shareholders of the Company. On February 1, 2019, Boya Hong Kong entered into share transfer agreements with each of the non-controlling shareholders of China Liberal Beijing and completed the acquisition of the 8.8228% non-controlling interest in China Liberal Beijing, for a total price of RMB 2.95 million (approximately $453,669). After this transaction, China Liberal Beijing became a 100% owned subsidiary of Boya Hong Kong. In accordance with ASC 810 “Consolidation,” changes in a parent’s ownership while the parent retains its controlling financial interest in its subsidiary should be accounted for as an equity transaction.

Uses of estimates

In preparing the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable and contract receivable, advances to suppliers, the recoverability of long-lived assets, valuation allowance for deferred tax assets, provision necessary for contingent liabilities and revenue recognition. Actual results could differ from those estimates.

Risks and Uncertainties

The main operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations (see Note 15- Subsequent Events).

Liqudity

During 2019, the Company had negative cash flow from operations and cash of $1.7 million at December 31, 2019. Commencing in December 2019, a novel strain of coronavirus (COVID-19) surfaced, which caused lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. The continued uncertainties associated with COVID-19 may negatively impact the Company’s study abroad consulting services and “smart campus” related technological consulting services and its cash flows from operations in 2020.

On May 12, 2020, the Company completed its initial public offering (“IPO”) of 1,333,333 common shares at a public offering price of $6.00 per share for net proceeds of approximately $6.2 million. Management believes that the Company’s current cash at the financial statement release date of approximately $8.2 million will be sufficient to meet its working capital needs for at least the next 12 months.

The Company intends to finance its future working capital requirements and capital expenditures from cash generated from operating activities. However, the Company may seek additional financings, to the extent required, and there can be no assurances that such financing will be available on favorable terms or at all.

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts and contracts receivable, net

Accounts and contracts receivable are recorded net of allowance for uncollectible accounts.

The Company determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trend. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2019 and 2018, there was no allowance recorded as the Company considers all of the accounts receivable fully collectible.

The Company’s contracts receivable represents balance derived from the Technological Consulting Services for Smart Campus Solutions provided to Chinese universities / colleges, when the projects under the contracts have been completed and accepted by Chinese universities / colleges, but the balances have not been past due based on the contracted payment schedules. The Company had not incurred any bad debts with Chinese universities/ colleges in the past, and considers the contract receivable fully collectible. Thus, there was no allowance recorded on such outstanding contract receivable as of December 31, 2019 and 2018 (See Note 4).

Advances to suppliers

Advance to suppliers consists of balances paid to suppliers that have not been provided or received. The Company makes advance payment to suppliers for purchase of equipment and devices in order to undertake the “smart campus” consulting projects for customers. Advance to suppliers are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2019 and 2018, there was no allowance recorded as the Company considers all of the advances to be fully realizable.

Deferred initial public offering ("IPO") costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, accounting and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Leases

The Company adopted ASU 2016-02, “Leases” on January 1, 2019 and used the alternative transition approach which permits the effects of adoption to be applied at the effective date. The new standard provides a number of optional practical expedients in transition. The Company elected the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The Company also elected the short-term lease exemption and combining the lease and non-lease components practical expedients. The most significant impact upon adoption relates to the recognition of new Right-of-use (“ROU”) assets and lease liabilities on the Company’s balance sheet for office space operating leases. Upon adoption, the Company recognized additional operating liabilities of approximately $0.02 million, with corresponding ROU assets of the same amount based on the present value of the remaining rental payments under current leasing standards for existing operating leases. There was no cumulative effect of adopting the standard.

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2019 and 2018.

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, accounts and contracts receivable, advances to suppliers, due from a related party, prepaid expenses and other current assets, accounts payable, deferred revenue, accrued expenses and other current liabilities, taxes payable and due to related parties, approximate the fair value of the respective assets and liabilities as of December 31, 2019 and 2018 based upon the short-term nature of the assets and liabilities. The fair value of the contracts receivable also approximate their carrying amount because the receivables were derived from fixed-price contracts and will be settled by cash.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5-10 years
Leasehold improvement	Shorter of the lease term or estimated useful life

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Revenue recognition

The Company’s revenues are primarily derived from providing a wide range of educational services and programs to customers, as disclosed below. Revenues are reported net of all value added taxes.

On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (“ASC Topic 606”) using the modified retrospective method. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

ASC 606, Revenue from Contracts with Customers, establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied.

ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation. The application of the five-step model to the revenue streams compared to the prior guidance did not result in significant changes in the way the Company records its revenue. The Company assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

The Company generates its revenue from the following sources:

-	Sino-foreign Jointly-Managed Academic Programs

The Company recommends and coordinates accredited international universities/colleges to forge partnerships with Chinese host universities/colleges to establish international education programs at degree level. Chinese host universities/colleges then utilize their existing administrative ability, campus classrooms and facilities to recruit Chinese students into such programs. The Company also selects, recruits and appoints qualified foreign faculty to teach major courses at selected Chinese host universities/colleges and bears all faculty related costs, provides continuing support to foreign faculty, develops and delivers major course content and materials to ensure teaching quality meeting international standards, and to optimize students’ learning outcome and to prepare them for further education overseas and help them with course credit conversion in the event that any student decides to pursue further study overseas. The Company actively supports and interacts with enrolled students throughout their programs to ensure successful program completion. The Company’s contracts with host Chinese universities/ colleges are fixed price contracts, pursuant to which, the Company is to receive a fixed portion of tuition for services rendered. As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities/colleges and the jointly managed academic programs, which are collected first by Chinese host universities/colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company.

With respect to Sino-foreign Jointly Managed Academic Programs, the Company is not involved in recruiting students, collecting refunding tuition when students dropout, all of which are handled by the host universities/ colleges. The host universities/ colleges normally offer tuition refund if a student drops out from school within the first month of each academic school year. Collected tuition fees become non-refundable after the one-month refund policy window. Historically, for students enrolled under the Sino-foreign Jointly Managed Academic Programs, the average student dropout rate was below 1%. The Company’s contracts with Chinese host universities/colleges provide that (1) the host universities/ colleges will withhold the tuition collected from students for one to three months after the academic school year starts in September, and then remit the portion of tuition fees to the Company after the student headcounts have been finalized, and (2) the portion of tuition fee that the Company is entitled to receive is calculated based on the final actual number of students retained with the universities / colleges after any student dropout has been adjusted. Accordingly, any tuition refund has already been deducted by host universities / colleges before the Company receives its portion of the tuition fees. For accounting purposes, at the beginning of each academic school year, the Company initially accrues the estimated refund based on an historical 1% student dropout rate, and makes subsequent true-up adjustments after the final number of students retained with the host universities/colleges is determined. Such adjustments were immaterial for the years ended December 31, 2019, 2018 and 2017, respectively.

-	Sino-foreign Jointly-Managed Academic Programs (continued)

The Company’s contracts with Chinese host universities/colleges provide that foreign teachers assigned by the Company should be substituted, and teaching textbooks, course materials and curriculums should be adjusted in a timely manner in order to ensure a satisfactory teaching result. The Chinese host universities/ colleges have the right to withhold the Company’s portion of the tuition if the Company does not take corrective action when the Company’s service deficiency is identified. Any costs related to teacher substitution, textbooks, course materials and curriculums adjustment should be borne by the Company. The Company maintains active communications with the host universities/ colleges in order to obtain feedback on the quality of the services performed. Any service deficiency is being corrected and improved in a timely manner so as to achieve satisfactory long-term cooperation with the host universities/ colleges. Historically, as a result of timely interaction with the host universities/colleges to address any service deficiency and to improve the teaching result, there were no estimable tuition withhold from the host universities/ colleges that needs to be accrued. There were no complaints received from the host universities/colleges with respect to the Company’s services for the years ended December 31, 2019, 2018 and 2017 which required material adjustment to the amount of fees received by the Company.

The tuition fees received by the Company are initially recorded as deferred revenue and recognized ratably over applicable academic year as the Company’s performance obligations related to teaching, management and other supporting services are carried out over the whole academic year.

Sales of textbooks and course materials

In order to ensure the quality of the course content to meet international standards, the Company has developed and edited more than 16 English textbooks and course materials with emphasis on language training, and sells these textbooks and course materials to students enrolled under the Sino-foreign joint education programs.

Revenue from sales of textbooks and related course materials is recognized upon delivery of textbooks and course materials, which is when the risks and titles are transferred and the Company’s performance obligation is satisfied.

-	Overseas Study Consulting Service

The Company’s Overseas Study Consulting Services target those students who wish to study in foreign countries to enrich their learning experiences and to expand their horizon and employment possibilities. The Company’s overseas study consulting services are typically performed under one-on-one private tutoring model with duration of four to six months. The Company provides school information to help students make informed decisions about which institution and major to choose from, help them prepare for school application and admission; provides study plans, language training and test preparation courses to help students improve their foreign language ability and help them achieve higher scores in international admission and assessment tests. The Company also helps students on visa application and paperwork, and offers overseas extended services such as finding accommodation and travel assistance. In connection with these services, the Company collects an up-front fee based on the scope of consulting services requested by students. 90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.

-	Technological Consulting Services for Smart Campus Solutions

Under the concept of “creating smart campus”, the Company’s technological consulting services utilize the advanced information technology such as cloud computing, mobile internet and big data analytics to provide total solutions to targeted Chinese universities/colleges in order to integrate and improve their teaching, research, student data management, storage and processing, and campus life services, and to optimize their teaching and operating environment and improve operational efficiency. The Company’s “smart campus” related technological consulting service contracts are primarily on a fixed-price basis, which require the Company to perform services including project planning, project solution and design, data management application customization, installations of hardware equipment and components for digital classrooms and academic experiment centers or labs, integration of hardware and software application, and post-contract continuous maintenance support, based on the specific needs from each customer. Upon delivery of services, project completion inspection and customer acceptance are generally required. In the same contract, it may also include provisions that require the Company to provide post-contract maintenance support for a period ranging from several months to three years after customized “smart campus” solutions and services are delivered.

In addition, some of the Company’s “smart campus” related technological consulting service contracts include a difference in timing of when control is, or is deemed to be, transferred and the collection of cash receipts, which are collected over the term of the service arrangement. The timing difference could result in a significant financing component for performance obligations. If a significant financing component is identified, the future cash flows included in the transaction price allocated to the performance obligations are discounted using a discount rate compared to a market-based borrowing rate specific to both the customer and terms of the contract. The resulting present value of the allocated future cash flows is recorded as revenue while the discount amount is considered to be the significant financing component. Future cash flows received from the customer related to the performance obligations are bifurcated between principal repayment of the receivable and the related imputed interest income related to customer financing. The interest income is recorded as financing income within the consolidated statements of income and comprehensive income as providing financing to the customers is a core component under such contracts.

The Company evaluates “smart campus” solution service contracts and determines whether these contracts contain multiple element arrangements. An arrangement is separated, if (1) the delivered element(s) has (have) value to the customer on a stand-alone basis, (2) there is reliable evidence of the fair value of the undelivered element (s) and (3) if the arrangement includes a general right of return relative to the delivered element(s), delivery or performance of the undelivered element (s) is (are) considered probable and substantially in the control of the Company. If all three criteria are fulfilled, appropriate revenue recognition convention is then applied to each separate unit of accounting. If the three criteria are not met, revenue is deferred until such criteria are met or until the period in which the last undelivered element is delivered.

The Company determines “smart campus” solution and application customization service, installations of hardware and software components, and post-contract continuous maintenance support, as separate performance obligation in same fixed-fee contract, because the Company’s promise to transfer each of these services is separately identifiable from other promises in the contract. The Company allocates contract revenue to the identified separate units based on their relative fair value.

Reliable fair values are sales prices for the component when it is regularly sold on a stand-alone basis, third-party prices for similar components or, under certain circumstances, cost plus, an adequate business specific profit margin related to the relevant element. The amount allocable to the delivered elements is limited to the amount that is not contingent upon delivery of additional elements or meeting other specified performance conditions. Revenue allocated to technological consulting services for “smart campus” solution is recognized upon completion of each unit of service. In instances where substantive completion inspection and customer acceptance provisions are specified in contracts, revenues are deferred until all inspection and acceptance criteria have been met.

Contract Balances and Remaining Performance Obligations

Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs.

The Company’s contract assets, consist primarily of accounts receivable related to providing educational services associated with Sino-foreign jointly managed education programs and study abroad consulting services to enrolled students, and contract receivable associated with providing technological consulting services for smart campus solutions, in which the Company’s contracted performance obligations have been satisfied, amount billed and the Company has an unconditional right to payment.

The Company had accounts receivable related to revenues from Sino-foreign jointly managed education programs and study abroad consulting services of $518,191 and $833,174 as of December 31, 2019 and 2018, respectively. The Company has fully collected the December 31, 2018 outstanding accounts receivable during the period of January to April 2019. The outstanding accounts receivable of $518,191 as of December 31, 2019 has been fully collected during the subsequent period of March to May 2020.

In addition, the Company had contract receivable of $2,711,039 (including current and non-current portion of $1,639,213 and $1,071,826, respectively) and $2,577,423 (including current and non-current portion of $960,237 and $1,617,186, respectively) as of December 31, 2019 and 2018, respectively, primarily derived from providing technological consulting services for smart campus solutions to Chinese universities/ colleges. The balance due within one year and more than one year was based on the contracted payment terms with Chinese universities/ colleges. As of December 31, 2018, the Company had outstanding short-term contract receivable of $960,237 primarily related to FMP “smart campus” projects, the Company fully collected such amount before December 31, 2019. As of December 31, 2019, the Company’s short-term contract receivable included $1,543,478 receivable from FMP and $95,735 receivable from other Chinese universities/colleges. Subsequently, in June 2020, the Company collected approximately $0.4 million (RMB 2,740,000) short-term contract receivable from FMP and remaining short-term contract receivable will be collected before December 2020. The FMP long-term contract receivable of $1,071,826 will be collected in 2020 and 2021 based on the contract payment terms (see Note 4). In connection with the FMP “smart campus” projects, financing component resulted from a timing difference when control is transferred and the collection of cash receipts that may impact future cash flows amounted to $164,993 as of December 31, 2019. The Company had not incurred any bad debts with Chines universities/colleges in the past in connection with its undertaking of these services, and accordingly the Company considers the contract receivable fully collectible.

The Company’s contract liabilities, which are reflected in its consolidated balance sheets as deferred revenue of $562,056 and $149,560 as of December 31, 2019 and December 31, 2018, respectively, consist primarily of the Company’s unsatisfied performance obligations as of the balance sheet dates. The December 31, 2019 deferred revenue balance primarily consisted of $302,640 deferred revenue associated with the Company’s Sino-foreign jointly managed academic programs and $259,416 deferred revenue associated with the Company’s “smart campus” projects when the Company received advance payment from customers while the projects have not been completed as of the balance sheet date . The December 31, 2018 deferred revenue balance of $149,560 primarily related to the Company’s Sino-foreign jointly managed academic programs.

Disaggregation of revenue

Revenue disaggregated by service type was as follows for the years ended December 31, 2019, 2018, and 2017:

	For the years ended December 31,
	2019	2018	2017
Revenue from Sino-foreign Jointly Managed Academic Programs	$2,484,194	$2,410,781	$2,821,602
Revenue from textbook and course material sales	13,150	29,717	52,345
Revenue from Overseas Study Consulting Services	525,878	547,521	60,947
Revenue from Technological Consulting Services for Smart Campus Solutions	2,232,588	1,820,974	950,992
Total revenue	$5,255,810	$4,808,993	$3,885,886

Costs on data management application system customization

With its “smart campus” solution services to Chinese universities/colleges, the Company provides technical support to help Chinese universities/ colleges to customize their campus data management application system to record student information. The Company does not develop and own the data management application software. Costs incurred, which consist primarily of internal salaries and benefits of personnel involved in the provision of such services, were included in the cost of revenue in the consolidated statements of income and comprehensive income.

Advertising expense

Advertising expenses primarily relate to advertisement of the Company’s brand name and services through outdoor billboards and social media such as Weibo and WeChat. Advertising expenses are included in selling expenses in the consolidated statements of income and comprehensive income. Advertising expenses amounted to $31,640, $47,353 and $27,884 for the years ended December 31, 2019, 2018 and 2017, respectively.

Government subsidies

Government subsidies primarily relate to value added tax refund on qualified teaching data management software developed by the Company and used in the Company’s Technological Consulting Services for Smart Campus Solution projects, with the subsidy amount approved by local tax authority. The Company recognizes government subsidies as other operating income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as other operating income totaled $72,051, $169,789 and $158,625 for the years ended December 31, 2019, 2018 and 2017, respectively.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2019, 2018 and 2017. The Company does not believe there was any uncertain tax provision at December 31, 2019 and 2018.

The Company’s operating subsidiary in China is subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the fiscal years ended December 31, 2019, 2018 and 2017. As of December 31, 2019, all of the tax returns of the Company’s PRC Subsidiary remain open for statutory examination by PRC tax authorities.

Value added tax ("VAT")

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT on selected sectors including but not limited to education in Beijing effective September 1, 2012. In August 2013, the pilot program was expanded nationwide in certain industries. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the Company’s PRC subsidiary ranged from 3% to 6%.

Earnings per Share

 The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2019, 2018 and 2017, there were no dilutive shares.

Foreign currency translation

The functional currency for China Liberal, Yi Xin BVI and Boya Hong Kong is the U.S Dollar (“US$”). However, China Liberal, Yi Xin BVI and Boya Hong Kong currently only serve as the holding companies and did not have active operation as of December 31, 2019. The Company operates primarily through its subsidiary China Liberal Beijing in the PRC, and the functional currency for China Liberal Beijing is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into the reporting currency U.S. Dollars (“US$”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2019	December 31, 2018	December 31, 2017
Year-end spot rate	US$1=RMB 6.9680	US$1=RMB 6.8776	US$1=RMB 6.5074
Average rate	US$1=RMB 6.9088	US$1=RMB 6.6163	US$1=RMB 6.7578

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of income and comprehensive income.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As an emerging growth company, we plan to adopt this guidance effective January 1, 2023. We are currently evaluating the impact of our pending adoption of ASU 2016-13 on our consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for all entities for fiscal years and interim periods within those fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

 In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, with early adoption permitted. The Company does not expect adoption of the new guidance to have a significant impact on its consolidated financial statements.

In February 2020, the FASB issued ASU 2020-02, “Financial Instruments – Credit Losses (Topic 326) and Leases (topic 842) Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (topic 842)”. This ASU provides guidance regarding methodologies, documentation, and internal controls related to expected credit losses. This ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption is permitted. The Company is evaluating the impact of this guidance on its consolidated financial statements.